COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

CREF Growth Account

SUPPLEMENT NO. 1
dated June 2, 2021 to the Prospectus dated May 1, 2021

Effective June 11, 2021 (the “effective date”), the portfolio management team of the CREF Growth Account (the “Account”) will change.

Karen Hiatt will become a new member of the Account’s portfolio management team. Accordingly, as of the effective date, the following is added to the entry for the Account in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 79 of the CREF Prospectus:

			Total Experience
			(since dates
			specified below)
		Experience Over	At		On
Name & Title	Portfolio Role	Past Five Years	TIAA	Total	Team
GROWTH ACCOUNT Karen Hiatt
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2021 to Present (portfolio management of domestic large-cap growth portfolios); Allianz—1998 to 2021 (portfolio management of domestic large-cap growth portfolios and head of global technology team)	2021	1994	2021

A41005 (6/21)

COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 1
dated June 2, 2021 to the Statement of Additional Information (“SAI”) dated May 1, 2021

Effective June 11, 2021 (the “effective date”), the portfolio management team of the CREF Growth Account (the “Account”) will change.

Karen Hiatt will become a new member of the Account’s portfolio management team. Accordingly, as of the effective date, the following is added for the Account in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Accounts’ portfolio management” on page 53 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
	Registered	Other pooled		Registered	Other pooled		Dollar range of
	investment	investment	Other	investment	investment	Other	equity securities
Name of portfolio manager	companies	vehicles	accounts	companies	vehicles	accounts	owned in Account
Growth Account
Karen Hiatt*	2	0	0	$7,145	$0	$0	$0

*	This information is as of April 30, 2021 and includes information as of that date on other accounts that Ms. Hiatt will manage effective June 11, 2021.

In addition, any reference in the SAI to “CREF’s Overseers” is hereby replaced by the “CREF Board of Governors.”

A41058 (6/21)